Income Tax / Deferred Tax - Deferred Income Taxes (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets:
Future deductible differences	$ 82	$ 691
Total deferred income tax assets	82	691
Deferred income tax liability:
Intangible assets	(3,740)	(3,299)
Property, plant and equipment, net	(4,255)	(3,154)
Tax inflation adjustment in Argentina	(1,319)	(1,796)
Other	(1,181)	(334)
Total deferred income tax liability	(10,495)	(8,583)	$ (8,275)	$ (8,487)
Net deferred income tax liability	$ (10,413)	$ (7,892)